Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities
13.
ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Accrued payroll related expenses	94,553	100,844
Accrued advertising and marketing expenses	143,313	95,011
Accrued storage and transportation fees	27,879	23,512
Accrued leasehold improvement costs	9,141	9,617
Other taxes payable	24,115	47,383
Payable related to repurchase of ordinary shares	94,701	—
Others	66,441	72,333
	460,143	348,700